NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION (Tables)	12 Months Ended
Dec. 31, 2019
NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION
Schedule of information related to non-consolidated condensed statements of income and comprehensive income

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Revenues
Distributions in excess of the investments in subsidiaries	$311.7	$503.3	$—
Dividends	266.0	113.0	295.0
Management fees	56.4	59.2	58.8
Interest on loans to the parent corporation	35.8	14.8	—
Other	64.4	64.5	49.5
	734.3	754.8	403.3
General and administrative expenses	118.7	124.9	122.1
Depreciation and amortization	5.8	4.8	5.1
Financial expenses	111.1	107.0	131.2
Loss (gain) on valuation and translation of financial instruments	0.2	0.2	(0.7)
Loss on debt refinancing	—	—	10.4
Other	2.8	2.4	(10.9)
Income before income taxes	495.7	515.5	146.1
Income taxes (recovery)	41.6	(5.3)	0.5
Net income	454.1	520.8	145.6
Other comprehensive income (loss)	16.4	(3.9)	22.8
Comprehensive income	$470.5	$516.9	$168.4

Schedule of information related to non-consolidated and condensed statements of cash flows

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Cash flows related to operations
Net income	$454.1	$520.8	$145.6
Depreciation and amortization	5.8	4.8	5.1
Loss (gain) on valuation and translation of financial instruments	0.2	0.2	(0.7)
Amortization of financing fees and long-term debt discount	2.6	2.3	2.4
Loss on debt refinancing	—	—	10.4
Deferred income taxes	39.4	(5.3)	2.4
Other	2.2	0.2	2.4
Net change in non-cash balances related to operations	(31.2)	5.3	39.3
Cash flows provided by operations	473.1	528.3	206.9

Cash flows related to investing activities
Proceeds from disposal of subsidiaries	260.7	—	—
Net change in investments in subsidiaries	(46.4)	2,058.6	(8.5)
Acquisition of tax deductions from the parent corporation	(14.9)	(13.9)	—
Other	(7.3)	(6.0)	(8.5)
Cash flows provided by (used in) investing activities	192.1	2,038.7	(17.0)

Cash flows related to financing activities
Net change in bank indebtedness	10.2	5.7	(2.5)
Net change under revolving facilities, net of financing fees	8.6	—	—
Repayment of long-term debt	(434.3)	(3.6)	(336.7)
Repayment of lease liabilities	(1.2)	(1.0)	(0.6)
Settlement of hedging contracts	90.0	(1.6)	(1.6)
Repurchase of Common Shares	—	(1,540.0)	(43.9)
Dividends and reduction of paid-up capital	(100.0)	(100.0)	(100.0)
Net change in subordinated loans and notes payable - subsidiaries	(241.7)	2,322.0	66.0
Net change in convertible obligations, subordinated loans and notes receivable – subsidiaries	139.3	(2,664.0)	276.0
Net change in loans to the parent corporation	(105.0)	(596.1)	—
Net change in advances to or from subsidiaries	(24.3)	(19.6)	(15.4)
Cash flows used in financing activities	(658.4)	(2,598.2)	(158.7)

Net change in cash and cash equivalents	6.8	(31.2)	31.2
Cash and cash equivalents at the beginning of the year	—	31.2	—
Cash and cash equivalents at the end of the year	$6.8	$—	$31.2

Schedule of information related to non-consolidated and condensed balance sheets

	2019	2018
		(restated,
		note 1(b))
Assets
Current assets	$161.0	$144.2
Investments in subsidiaries at cost	524.0	477.8
Advances to subsidiaries	64.8	48.9
Convertible obligations, subordinated loans and notes receivable – subsidiaries	2,673.7	2,813.0
Loans to the parent corporation	701.1	596.1
Other assets	341.3	496.5
	$4,465.9	$4,576.5

Liabilities and equity
Current liabilities	$78.0	$88.8
Long-term debt	1,614.3	2,098.9
Advances from subsidiaries	130.4	138.8
Other liabilities	50.4	46.7
Subordinated loan and notes payable - subsidiaries	2,832.0	2,813.0
Equity attributable to shareholders	(239.2)	(609.7)
	$4,465.9	$4,576.5